Income Taxes (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Mar. 21, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Taxes (Details) [Line Items]
Income tax PRC, description		Pursuant to the relevant laws and regulations in the PRC, Puyi Bohui is regarded as an accredited software company and a High and New Technology Enterprise (“HNTE”), and thus enjoys preferential tax treatments, including being exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. For Puyi Bohui, tax year 2015 was the first profit-making year and accordingly, from January 1, 2017 to December 31, 2019 Puyi Bohui has made a 12.5% tax provision for its profits; beginning from January 1, 2020, Puyi Bohui is qualified for west development taxation preference and is subject to an income tax rate for 15%. Puyi Zhongxiang is qualified for Shenzhen Qianhai modern services cooperation district entity tax preference and is subject to an income tax rate for 15%. Chongqing Fengyi and Puyi Consulting are qualified for west development taxation preference and are subject to an income tax rate for 15%. Dake is qualified as a small low-profit enterprise with estimated annual taxable income of less than RMB1 million in the fiscal year 2021 and its annual effective enterprise income tax rate is 5%. Other PRC subsidiaries are subject to a standard 25% EIT.
Total tax loss carry-forwards		¥ 121,530	¥ 76,742
Percentage of income tax rate		100.00%
Unrecognized tax benefits		¥ 12,100	¥ 9,300	¥ 9,300
June 30, 2023 [Member]
Income Taxes (Details) [Line Items]
Total tax loss carry-forwards		5,051
June 30, 2024 [Member]
Income Taxes (Details) [Line Items]
Total tax loss carry-forwards		4,429
June 30, 2025 [Member]
Income Taxes (Details) [Line Items]
Total tax loss carry-forwards		37,760
June 30, 2026 [Member]
Income Taxes (Details) [Line Items]
Total tax loss carry-forwards		¥ 74,290
EIT Law [Member]
Income Taxes (Details) [Line Items]
Income tax PRC, description		The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.
Minimum [Member]
Income Taxes (Details) [Line Items]
Percentage of income tax rate		5.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Percentage of income tax rate		25.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax PRC, description	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.
Disposal of Zhonghui [Member]
Income Taxes (Details) [Line Items]
Total tax loss carry-forwards		¥ 4,141